Business combinations - Summary of fair values of identifiable assets and liabilities acquired (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		$ 1,228
Consideration transferred, acquisition-date fair value	$ 2,119